Financial Assets At Fair Value Through Profit Or Loss And Stock Loan (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Abstract]
Summary of financial assets at fair value through profit or loss and stock loan

	As of December 31,
	2019	2020
	HK$	HK$

Financial assets at fair value through profit or loss, other than stock loan	1,572,697,716	1,377,856,715
Stock loan	1,200,980,200	878,483,400

Total financial assets at fair value through profit or loss	2,773,677,916	2,256,340,115

Listed equity shares, at quoted price
—Investment A	2,450,980,000	1,001,399,213

Total listed equity shares, at quoted price	2,450,980,000	1,001,399,213

Unlisted equity shares
—Investment B	77,023,394	85,706,112
—Investment C	47,149,360	24,111,436
—Investment D	198,525,162	190,038,137
—Investment E	—	892,565,280

Total unlisted equity shares	322,697,916	1,192,420,965

Unlisted equity linked note
—Investment F	—	62,519,937

Total unlisted equity linked note	—	62,519,937

	2,773,677,916	2,256,340,115